Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 22 -	LOSS PER SHARE:

a.	Basic:

Basic loss per share is calculated by dividing the loss attributable to the Company's owners by the weighted average number of ordinary shares in issue (including pre-funded warrants).

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Loss attributable to Company's owners	12,998	11,753	5,313
The weighted average of the number of ordinary shares in issue (including pre-funded warrants)	13,599	1,765	922
Basic loss per share (dollar)	0.96	6.66	5.76

b.	Diluted:

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company's ordinary shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Adjustment in respect of the finance income relating to derivative financial instruments, anti-dilution mechanism and compensation feature	12,998	11,753	5,313
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature	1,462	710	-
	14,460	12,463	5,313

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	13,599	35,302	18,433
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments, anti-dilution mechanism and compensation feature	421	344	-
	14,020	35,646	18,433
Diluted loss per share (dollar)	1.03	6.99	5.76